UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset SMASh Series TF Fund
Annual Shareholder Report | February 28, 2026

This annual shareholder report contains important information about Western Asset SMASh Series TF Fund for the period March 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series TF Fund[1]	$4	0.04%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund and does reflect the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Western Asset SMASh Series TF Fund returned 4.17%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 4.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight the industrial revenue sector
↑	Underweight the special tax sector
↑	Issue selection within power

Top detractors from performance:
↓	Duration and yield curve positioning
↓	Underweight housing
↓	Issue selection within the local general obligation sector
Western Asset SMASh Series TF Fund	PAGE 1	7190-ATSR-0426

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Western Asset SMASh Series TF Fund 2/29/2016 — 2/28/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Western Asset SMASh Series TF Fund	4.17	1.85	2.88
Bloomberg Municipal Bond Index	4.96	1.44	2.43
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$97,498,079
Total Number of Portfolio Holdings	238
Total Management Fee Paid	$0
Portfolio Turnover Rate	18%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset SMASh Series TF Fund	PAGE 2	7190-ATSR-0426

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset SMASh Series TF Fund	PAGE 3	7190-ATSR-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2025 and February 28, 2026 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $160,218 in February 28, 2025 and $161,820 in February 28, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2025 and $0 in February 28, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $40,000 in February 28, 2025 and $40,000 in February 28, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 28, 2025 and $0 in February 28, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in February 28, 2025 and $344,935 in February 28, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
SMASh Series TF Fund
Financial Statements and Other Important Information
Annual  | February 28, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 88.6%
Alabama — 5.8%
Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corp. Project, Series A	4.300%	3/1/33	$150,000	$151,302 (a)(b)(c)(d)(e)
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Series D, Refunding	5.000%	8/1/35	500,000	555,553 (c)(e)
Series D, Refunding	5.000%	8/1/35	250,000	279,118
Series D-1, Refunding	5.500%	2/1/29	200,000	214,393 (c)(e)
Series F	5.500%	12/1/28	750,000	800,228 (c)(e)
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue, Series B-1	5.750%	11/1/31	1,000,000	1,128,317 (c)(e)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	101,456 (b)
Jefferson County, AL, Sewer Revenue, Warrants, Series 2024, Refunding	5.500%	10/1/53	750,000	795,740
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	450,000	446,710 (b)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	239,584 (b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	500,000	545,123
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	350,000	375,066 (c)(e)
Total Alabama				5,632,590
Arizona — 3.6%
Arizona State IDA, Education Revenue, Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	508,997
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	1,000,000	1,020,078 (c)(e)
Intel Corp. Project	4.100%	6/15/28	250,000	254,861 (b)(c)(e)
Intel Corp. Project	4.000%	6/1/29	750,000	771,796 (b)(c)(e)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, Refunding, SD Credit Program	4.000%	7/1/34	400,000	406,540
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	548,231
Total Arizona				3,510,503
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	$200,000	$204,517 (b)
California — 8.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,572
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	202,152
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	204,798 (c)(e)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	2,200,000	2,326,361 (c)(e)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	531,895 (c)(e)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	350,000	378,906 (c)(e)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	1,750,000	1,915,441 (c)(e)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	700,000	789,101
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	800,000	893,107 (c)(e)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	103,820 (b)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	101,685 (b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	76,485 (b)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	61,014
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	35,000	37,234
Series B	6.125%	11/1/29	100,000	106,369
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2023-1	5.500%	9/1/48	250,000	259,854
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	400,000	402,870 (b)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corp., Class 1, Series A	5.000%	6/1/48	$100,000	$101,193
Total California				8,542,857
Colorado — 2.1%
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	323,397
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	159,489
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	156,163
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	49,866
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	100,001
C-470 Express Lanes	5.000%	12/31/51	230,000	229,988
Denver, CO, City & County Airport System Revenue, Subordinated, Series B, Refunding	5.000%	11/15/32	500,000	569,066 (b)
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	400,000	448,439 (a)
Total Colorado				2,036,409
District of Columbia — 0.6%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	76,082
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	500,000	554,369 (b)
Total District of Columbia				630,451
Florida — 2.0%
Capital Trust Authority Revenue, FL, AIDS Healthcare Foundation Obligated Group, Series A	5.250%	12/1/55	100,000	100,845
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	100,000	91,206
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	205,297 (b)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	100,000	104,104 (a)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	$250,000	$257,965
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	250,000	243,486
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	521,105
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	220,372
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2023	5.250%	5/1/54	165,000	166,269 (a)
Total Florida				1,910,649
Georgia — 0.4%
Georgia State Municipal Electric Authority, Power Revenue, Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	155,597
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series C	5.000%	9/1/30	250,000	270,007 (c)(e)
Total Georgia				425,604
Hawaii — 0.5%
Honolulu, HI, City & County Wastewater System Revenue, First Senior Bond Resolution, Series A	3.000%	7/1/41	500,000	463,328
Illinois — 9.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	100,949
Series 2023	5.750%	4/1/48	750,000	798,779
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	500,000	516,762
Dedicated, Series H	5.000%	12/1/46	850,000	808,487
Series A	5.000%	12/1/40	1,100,000	1,111,760
Series C, Refunding, AG	5.000%	12/1/32	250,000	262,262
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,079,776
Series A	5.500%	1/1/35	385,000	401,143
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	262,612 (b)
TrIPS Obligated Group	5.000%	7/1/48	50,000	50,284 (b)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	$100,000	$91,201
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	250,000	262,628 (a)(b)(c)(e)
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	268,761
Illinois State, GO:
Series A	5.000%	5/1/36	250,000	259,732
Series A, Refunding	5.000%	10/1/30	350,000	371,879
Series C	5.000%	12/1/41	1,250,000	1,345,717
Series D	5.000%	11/1/27	225,000	234,756
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	508,702
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	447,394
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	1,000,000	436,313
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	12/15/56	310,000	72,396
Total Illinois				9,692,293
Indiana — 1.6%
Indiana State Finance Authority Revenue:
CWA Authority Project, Green Bonds, Series A	5.000%	10/1/46	325,000	326,573
Indiana University Health, Series A	4.000%	12/1/49	1,000,000	926,179
Marion General Hospital, Series A	4.000%	7/1/45	100,000	90,854
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	104,475
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse & Jail Project, Series A	4.000%	2/1/44	100,000	100,135
Total Indiana				1,548,216
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	85,707
Kentucky — 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A, Refunding	5.250%	12/1/29	250,000	270,285 (c)(e)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Series C, Refunding	5.000%	5/1/36	$1,000,000	$1,100,113
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	500,094
Total Kentucky				1,870,492
Louisiana — 1.2%
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	525,000	524,566 (c)(e)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	600,000	610,581 (c)(e)
Total Louisiana				1,135,147
Maryland — 0.2%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	243,489
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,080
Michigan — 0.4%
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	88,543
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	225,000	234,431
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	10,000	10,034
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	101,520 (b)
Total Michigan				434,528
Missouri — 0.0%††
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	50,000	51,024
Nebraska — 1.8%
Central Plains, NE, Energy Project, Series A, Refunding	5.000%	9/1/33	1,000,000	1,124,874
Douglas County, NE, Hospital Authority No 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	434,455
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Nebraska — continued
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	$250,000	$245,520
Total Nebraska				1,804,849
New Hampshire — 2.2%
National Finance Authority, NH, Revenue:
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	1,000,000	1,150,598
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	1,000,000	1,002,757
Total New Hampshire				2,153,355
New Jersey — 5.0%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	150,000	150,772 (b)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	500,000	509,976 (b)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	4.000%	6/15/50	500,000	465,873
Transportation Program, Series BB	4.000%	6/15/36	500,000	513,096
Transportation Program, Series CC	4.125%	6/15/50	500,000	482,273
Transportation System, CAB, Series C, NATL	0.000%	12/15/31	2,500,000	2,146,560
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	365,663
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	170,309
Series A, Refunding	5.250%	6/1/46	30,000	30,218
Total New Jersey				4,834,740
New Mexico — 0.6%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	500,000	542,036 (c)(e)
New York — 13.4%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	1,000,000	928,202
MTA, NY, Transportation Revenue, Series A-2	5.000%	5/15/30	335,000	363,088 (c)(e)
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.800%	2/1/53	250,000	251,639
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, HDC, MFH Revenue, Sustainable Development, Green Bonds, Series D-1B, Refunding, FHA	2.400%	11/1/50	$1,000,000	$658,201
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	96,781
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	464,589
Second General Resolution Fiscal 2026, Series BB	5.000%	6/15/49	2,000,000	2,129,160
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	232,989
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	100,000	102,678
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,165 (a)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/30	75,000	77,745 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	1/1/32	45,000	46,574 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	750,000	837,294 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	700,000	749,543 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	250,000	241,248 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,000,000	1,049,766 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	250,000	251,065 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	750,000	758,726 (b)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	$200,000	$205,975 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	500,000	483,132 (b)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	200,000	135,087 (b)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	50,073 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,024 (b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	750,298 (b)
Terminal 4 John F. Kennedy International Airport Project, Series A, Refunding	4.000%	12/1/40	300,000	298,777 (b)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	191,406
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/49	635,000	583,811
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	970,398 (b)
Total New York				13,033,434
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	155,783
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,018
Total North Carolina				160,801
North Dakota — 0.4%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	550,000	428,666
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — 2.4%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	$250,000	$257,903
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	206,756
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	100,000	96,888 (b)(c)(e)
American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	225,000	228,583 (b)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	500,000	466,395 (a)(b)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	101,650 (b)(c)(e)
Ohio State Higher Educational Facility Commission College & University Revenue, University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	524,780
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	250,000	256,965
Warrensville Heights, OH, School District, GO, Unrefunded, BAM	5.000%	12/1/44	175,000	175,087
Total Ohio				2,315,007
Oklahoma — 0.4%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	330,000	388,255 (b)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	40,000	45,556 (b)
Total Oklahoma				433,811
Oregon — 0.2%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	191,979
Pennsylvania — 2.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	151,180
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,997
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	$250,000	$251,704
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	200,000	200,843 (c)(e)
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	203,159
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,373,782 (b)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	94,279 (a)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	262,708
Total Pennsylvania				2,588,652
Puerto Rico — 3.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	501,121 (a)
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	178,004
Restructured, Series A-1	4.000%	7/1/37	760,000	761,570
Restructured, Series A-1	4.000%	7/1/41	100,000	97,057
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	43,000	41,293
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	226,618
Restructured, Series A-1	4.550%	7/1/40	10,000	10,067
Restructured, Series A-1	4.750%	7/1/53	1,000,000	975,123
Restructured, Series A-1	5.000%	7/1/58	366,000	359,240
Restructured, Series A-2	4.329%	7/1/40	248,000	248,513
Total Puerto Rico				3,398,606
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	100,000	101,141
RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	100,000	100,599
Total Rhode Island				201,740
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.5%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.359%	3/1/31	$250,000	$259,981 (c)(e)
South Carolina State Jobs, EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	235,511
Total South Carolina				495,492
Tennessee — 2.9%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	468,446
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/40	1,400,000	1,568,497 (b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series A	5.250%	9/1/26	235,000	237,726
Series A-1, Refunding	5.000%	5/1/28	500,000	522,338 (c)(e)
Total Tennessee				2,797,007
Texas — 9.2%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	250,000	254,783 (a)
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,068
Castleberry, TX, ISD, GO, Series B, PSF - GTD	4.000%	2/15/49	250,000	238,141
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	1,245,000	1,124,750
Dallas, TX, ISD, GO, Multi-Modal Unlimited Tax School Building Bonds, Series B, PSF - GTD	5.000%	2/15/30	500,000	546,266 (c)(e)
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	750,000	713,296
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	506,130
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	392,364 (c)(e)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	193,555
Houston, TX, GO, Series A	4.125%	3/1/51	300,000	283,669
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	$100,000	$103,766 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	260,000	286,133 (b)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	378,617 (b)
Joshua, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/15/49	350,000	327,171
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	600,000	571,538
Melissa, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/1/54	250,000	230,810
Metropolitan Transit Advanced Transportation District, TX, Sales Tax Revenue, Bexar County	4.000%	8/1/54	500,000	461,298
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	180,000	188,744 (b)(c)(e)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	70,000	70,511
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	229,548
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	50,866
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	49,667
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.500%	6/30/43	300,000	316,923 (b)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	75,000	76,575
Van Alstyne, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	750,000	694,630
West Harris County, TX, Regional Water Authority Revenue, Series 2019, Refunding	4.000%	12/15/49	100,000	92,152
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Whitesboro, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/54	$500,000	$463,086
Total Texas				8,945,057
Utah — 1.0%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	256,114 (b)
Utah State Charter School Finance Authority, Charter School Revenue, Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	224,428
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	205,411
Vineyard Redevelopment Agency, UT, Tax Increment Revenue, Series 2021, Refunding, AG	4.000%	5/1/46	275,000	264,840
Total Utah				950,793
Virginia — 1.0%
Isle of Wight County, VA, EDA Revenue, Riverside Health System, Series 2023, AG	4.750%	7/1/53	250,000	252,821
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	130,000	139,516 (b)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	373,299 (b)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	203,155 (b)
Total Virginia				968,791
Washington — 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	250,000	268,832 (b)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	205,721
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	102,329
Total Washington				576,882
West Virginia — 0.3%
West Virginia State EDA Revenue:
Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	154,499 (b)(c)(e)
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
West Virginia — continued
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	$100,000	$109,624 (a)(b)(c)(e)
Total West Virginia				264,123
Wisconsin — 0.9%
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	250,000	256,374
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	50,000	50,583
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	100,000	100,219
Wisconsin State HEFA Revenue, Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	477,816
Total Wisconsin				884,992

Total Municipal Bonds (Cost — $84,878,402)				86,398,697
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 2.2%
New York — 2.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	1,000,000	1,056,469
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,000,000	1,057,092

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,058,094)				2,113,561
Total Investments before Short-Term Investments (Cost — $86,936,496)				88,512,258

Short-Term Investments — 9.5%
Municipal Bonds — 9.5%
California — 0.1%
Regents of the University of California, CA, General Revenue, Series AL-2, Refunding	0.400%	5/15/48	100,000	100,000 (g)(h)
Illinois — 2.4%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	0.800%	8/1/44	2,300,000	2,300,000 (g)(h)
Maryland — 0.2%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	0.900%	7/1/41	200,000	200,000 (g)(h)
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — 0.1%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	1.900%	7/1/44	$100,000	$100,000 (g)(h)
New York — 4.8%
New York City, NY, GO:
Subseries A-4, SPA - TD Bank N.A.	0.950%	9/1/49	900,000	900,000 (g)(h)
Subseries D-4, LOC - TD Bank N.A.	0.950%	8/1/40	3,600,000	3,600,000 (g)(h)
Subseries E-5, LOC - TD Bank N.A.	0.950%	3/1/48	200,000	200,000 (g)(h)
Total New York				4,700,000
Oregon — 1.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.950%	8/1/34	1,100,000	1,100,000 (g)(h)
West Virginia — 0.7%
West Virginia State Hospital Finance Authority Revenue, West Virginia University Health System Obligated Group, Series C, Refunding, LOC - TD Bank N.A.	1.870%	6/1/34	700,000	700,000 (g)(h)
Wisconsin — 0.1%
Wisconsin State Housing and EDA Revenue, Series E, Refunding, SPA - FHLB	2.100%	9/1/35	100,000	100,000 (b)(g)(h)

Total Short-Term Investments (Cost — $9,300,000)				9,300,000
Total Investments — 100.3% (Cost — $96,236,496)				97,812,258
TOB Floating Rate Notes — (1.2)%				(1,165,000)
Other Assets in Excess of Other Liabilities — 0.9%				850,821
Total Net Assets — 100.0%				$97,498,079

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

 Western Asset SMASh Series TF Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Schedule of Investments (cont’d)
February 28, 2026
 Western Asset SMASh Series TF Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
FHLB	—	Federal Home Loan Bank
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HUD	—	Housing & Urban Development
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments, at value (Cost — $96,236,496)	$97,812,258
Cash	60,921
Interest receivable	967,670
Receivable for Fund shares sold	60,649
Receivable from investment manager	11,684
Prepaid expenses	9,145
Total Assets	98,922,327
Liabilities:
TOB Floating Rate Notes (Note 1)	1,165,000
Payable for securities purchased	150,000
Interest and commitment fees payable	11,500
Trustees’ fees payable	43
Accrued expenses	97,705
Total Liabilities	1,424,248
Total Net Assets	$97,498,079
Net Assets:
Par value (Note 5)	$98
Paid-in capital in excess of par value	101,126,303
Total distributable earnings (loss)	(3,628,322)
Total Net Assets	$97,498,079
Shares Outstanding	9,839,950
Net Asset Value	$9.91
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Statement of Operations
For the Year Ended February 28, 2026

Investment Income:
Interest	$3,996,097
Expenses:
Fund accounting fees	66,854
Interest expense (Note 1)	38,877
Audit and tax fees	31,343
Registration fees	23,321
Legal fees	10,226
Shareholder reports	4,311
Trustees’ fees	3,003
Commitment fees (Note 6)	634
Custody fees	581
Transfer agent fees (Note 2)	36
Miscellaneous expenses	7,725
Total Expenses	186,911
Less: Fee waivers and/or expense reimbursements (Note 2)	(150,107)
Net Expenses	36,804 †
Net Investment Income	3,959,293
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(1,177,531)
Futures contracts	90,686
Net Realized Loss	(1,086,845)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	920,437
Futures contracts	(82,988)
Change in Net Unrealized Appreciation (Depreciation)	837,449
Net Loss on Investments and Futures Contracts	(249,396)
Increase in Net Assets From Operations	$3,709,897

†	Represents interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1.
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended February 28,	2026	2025
Operations:
Net investment income	$3,959,293	$4,280,441
Net realized loss	(1,086,845)	(248,024)
Change in net unrealized appreciation (depreciation)	837,449	1,696
Increase in Net Assets From Operations	3,709,897	4,034,113
Distributions to Shareholders From (Note 1):
Total distributable earnings	(3,728,580)	(4,599,351)
Decrease in Net Assets From Distributions to Shareholders	(3,728,580)	(4,599,351)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	25,890,181	40,299,520
Cost of shares repurchased	(27,991,916)	(43,449,186)
Decrease in Net Assets From Fund Share Transactions	(2,101,735)	(3,149,666)
Decrease in Net Assets	(2,120,418)	(3,714,904)
Net Assets:
Beginning of year	99,618,497	103,333,401
End of year	$97,498,079	$99,618,497
See Notes to Financial Statements.
Western Asset SMASh Series TF Fund 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	2026[1]	2025[1]	2024[1,2]	2023[1]	2022[1]
Net asset value, beginning of year	$9.90	$9.97	$9.65	$10.51	$10.69
Income (loss) from operations:
Net investment income	0.41	0.40	0.37	0.29	0.25
Net realized and unrealized gain (loss)	(0.02)	(0.04)	0.29	(0.89)	(0.18)
Total income (loss) from operations	0.39	0.36	0.66	(0.60)	0.07
Less distributions from:
Net investment income	(0.38)	(0.43)	(0.34)	(0.26)	(0.25)
Total distributions	(0.38)	(0.43)	(0.34)	(0.26)	(0.25)
Net asset value, end of year	$9.91	$9.90	$9.97	$9.65	$10.51
Total return[3]	4.17%	3.64%	6.99%	(5.69)%	0.59%
Net assets, end of year (000s)	$97,498	$99,618	$103,333	$75,844	$80,000
Ratios to average net assets:
Gross expenses[4]	0.20%[5]	0.21%[5]	0.21%[5]	0.22%[5]	0.20%
Net expenses[6,7]	0.04 [5]	0.07 [5]	0.04 [5]	0.01 [5]	0.00
Net investment income	4.24	3.98	3.77	2.98	2.32
Portfolio turnover rate	18%	27%	24%	38%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the year ended February 29.
[3]
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the
Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.
[5]	Expense ratio reflects the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1.
[6]
The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the
Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset SMASh Series TF Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadviser do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange
Western Asset SMASh Series TF Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series TF Fund 2026 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$86,398,697	—	$86,398,697
Municipal Bonds Deposited in Tender Option Bond Trusts	—	2,113,561	—	2,113,561
Total Long-Term Investments	—	88,512,258	—	88,512,258
Short-Term Investments†	—	9,300,000	—	9,300,000
Total Investments	—	$97,812,258	—	$97,812,258

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB
Western Asset SMASh Series TF Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the year ended February 28, 2026, the average daily amount of floating rate notes outstanding was $1,165,000 and weighted average interest rate was 3.12%.
(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset SMASh Series TF Fund 2026 Annual Report

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while
Western Asset SMASh Series TF Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of February 28, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset SMASh Series TF Fund 2026 Annual Report

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
FTFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and FTFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund.
FTFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which FTFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2027 without the Board’s consent.
During the year ended February 28, 2026, fees waived and/or expenses reimbursed amounted to $150,107.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred. For the year ended February 28, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, all of which was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that
Western Asset SMASh Series TF Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2026, such purchase and sale transactions (excluding accrued interest) were $11,500,000 and $11,510,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the year ended February 28, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$16,394,205
Sales	26,363,738
At February 28, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$94,933,127	$2,545,409	$(831,278)	$1,714,131

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
At February 28, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended February 28, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$90,686

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(82,988)

Western Asset SMASh Series TF Fund 2026 Annual Report

During the year ended February 28, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$473,798

*	Based on the average of the market values at each month-end during the period.
†	At February 28, 2026, there were no open positions held in this derivative.
5. Shares of beneficial interest
At February 28, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.
Transactions in shares of the Fund were as follows:

	Year Ended February 28, 2026	Year Ended February 28, 2025
Shares sold	2,680,135	4,065,232
Shares repurchased	(2,901,557)	(4,368,106)
Net decrease	(221,422)	(302,874)
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2026.
Western Asset SMASh Series TF Fund 2026 Annual Report

Notes to Financial Statements (cont’d)
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2026	2025
Distributions paid from:
Tax-exempt income	$3,728,142	$4,584,837
Ordinary income	438	14,514
Total distributions paid	$3,728,580	$4,599,351
As of February 28, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$365,791
Deferred capital losses*	(5,708,244)
Unrealized appreciation (depreciation)(a)	1,714,131
Total distributable earnings (loss) — net	$(3,628,322)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the difference between book and tax accretion methods for market discount on fixed income securities.

8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset SMASh Series TF Fund 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset SMASh Series TF Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset SMASh Series TF Fund (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset SMASh Series TF Fund 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2026:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$3,728,142
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$14,931
Section 163(j) Interest Earned	§163(j)	$45,432
Interest Earned from Federal Obligations	Note (1)	$787
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset SMASh Series TF Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset SMASh Series TF Fund

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Western Asset
SMASh Series TF Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset SMASh Series TF Fund
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset SMASh Series TF Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

94369-AFSOI 4/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Principal Executive Officer

Date:	April 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 27, 2026